Derivative Financial Instruments and Hedging	12 Months Ended
Mar. 31, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging
27. Derivative Financial Instruments and Hedging
Risk management policy
The Company and its subsidiaries manage interest rate risk through asset-liability management (“ALM”). The Company and its subsidiaries use derivative financial instruments to hedge interest rate risk and avoid changes in interest rates that could have a significant adverse effect on the Company’s results of operations. As a result of interest rate changes, the fair value and/or cash flow of interest sensitive assets and liabilities will fluctuate. However, such fluctuation will generally be offset by using derivative financial instruments as hedging instruments. Derivative financial instruments that the Company and its subsidiaries use as part of the interest risk management include interest rate swaps.

The Company and its subsidiaries appropriately manage exchange rate risk by using means such as foreign currency-denominated loans, foreign exchange contracts and currency swaps to hedge exchange rate volatility in our business transactions in foreign currencies and overseas investments. A certain subsidiary holds futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.
By using derivative instruments, the Company and its subsidiaries are exposed to credit risk in the event of nonperformance by counterparties. The Company and its subsidiaries attempt to manage the credit risk by carefully evaluating the content of transactions and the quality of counterparties in advance and regularly monitoring the amount of notional principal, fair value, type of transaction and other factors pertaining to each counterparty.
The Company and its subsidiaries have no derivative instruments with credit-risk-related contingent features as of March 31, 2025 and 2026.
(a) Cash flow hedges
The Company and its subsidiaries designate interest rate swap agreements, foreign currency swap agreements, foreign exchange contracts and forward agreements as cash flow hedges for variability of cash flows originating from floating rate borrowings and forecasted transactions and for exchange fluctuations. Net gains (losses) before deducting applicable taxes on derivative contracts were reclassified from other comprehensive income (loss) into earnings when earnings were affected by the variability in cash flows of the designated hedged item. The amounts of these net gains (losses) after deducting applicable taxes were net gain of

¥
2,947
 million,

net losses of
¥
8,866
 million and
net gains of
¥
2,062
 million during fiscal 2024, 2025 and 2026, respectively. The amount of net derivative gain, ¥
163
 million, included in other comprehensive income (loss), net of applicable income taxes at March 31, 2026 will be reclassified into earnings within fiscal 2027.
(b) Fair value hedges
The Company and its subsidiaries use financial instruments designated as fair value hedges to hedge their exposure to interest rate risk and foreign currency exchange risk. A certain subsidiary designates foreign exchange contracts to minimize foreign currency exposures on bonds in foreign currencies in the insurance business. The subsidiary also uses interest rate swap agreements to hedge interest rate exposure of the fair values of bonds in foreign currencies in the insurance business.
(c) Hedges of net investment in foreign operations
The Company and its subsidiaries use foreign exchange contracts and borrowings and bonds denominated in foreign currencies to hedge the foreign currency exposure of the net investment in overseas subsidiaries and equity method investments.
(d) Derivatives not designated as hedging instruments
The Company and its subsidiaries entered into interest rate swap agreements, futures and foreign exchange contracts for risk management purposes which are not qualified for hedge accounting. A certain subsidiary holds futures and foreign exchange contracts for the purpose of economic hedges against minimum guarantee risk of variable annuity and variable life insurance contracts.

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for fiscal 2024 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Interest rate swap agreements	¥(5,090)	¥0	¥(114)	¥0
Foreign exchange contracts	(57)	0	0	0
Foreign currency swap agreements	2,733	0	2,521	(6,299)
Options held/written and other	(1,092)	(0)	0	0
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥(216)	¥0	¥335	¥0
Foreign exchange contracts	(61,917)	(130)	62,028	42
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense
Foreign exchange contracts	¥(41,341)	¥(87)	¥14,865
Borrowings and bonds in foreign currencies	(97,221)	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*1	Interest expense*2	Other (income) and expense
Interest rate swap agreements	¥0	¥4	¥92
Futures	(3,046)	0	1,073
Foreign exchange contracts	40,127	2,980	16,152
Credit derivatives held/written	0	0	(27)
Options held/written and other	0	0	750

*1
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2024 (see Note 23 “Income and Expenses Relating to Life Insurance Operations”).

*2	The portion of gains (losses) recognized in income on derivative arising from foreign exchange contracts that represents interest rate adjustments is recognized as interest expense.

The effect of derivative instruments on the consolidated statements of income, pre-tax,
for fiscal 2025 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Interest rate swap agreements	¥(2,226)	¥0	¥(446)	¥0
Foreign exchange contracts	2,179	0	694	0
Foreign currency swap agreements	(10,239)	0	2,977	8,262
Options held/written and other	(8,059)	14	0	0
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other			Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥147	¥0	¥(91)	¥(101)	¥92
Foreign exchange contracts	(6,028)	968	(1,223)	6,090	959
(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense
Foreign exchange contracts	¥1,488	¥(15,995)	¥10,597
Borrowings and bonds in foreign currencies	(13,601)	0	0

(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*1	Interest expense*2	Other (income) and expense
Interest rate swap agreements	¥0	¥0	¥39
Futures	(262)	0	300
Foreign exchange contracts	(10,355)	(22,260)	(1,910)
Credit derivatives held/written	0	0	(0)
Options held/written and other	0	0	(7,399)

*1
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2025 (see Note 23 “Income and Expenses Relating to Life Insurance Operations”).

*2	The portion of gains (losses) recognized in income on derivative arising from foreign exchange contracts that represents interest rate adjustments is recognized as interest expense.
The effect of derivative instruments on the consolidated statements of income, pre-tax,
for fiscal 2026 is as follows.
(1) Cash flow hedges

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative	Gains (losses) reclassified from other comprehensive income (loss) into income
		Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Interest rate swap agreements	¥7,176	¥0	¥(1,186)	¥0
Foreign exchange contracts	1,141	0	946	(4,017)
Foreign currency swap agreements	5,447	0	2,720	(1,764)
Options held/written and other	(12,412)	125	0	0
(2) Fair value hedges

	Millions of yen
	Gains (losses) recognized in income on derivative and other			Gains (losses) recognized in income on hedged item
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense	Life insurance premiums and related investment income	Other (income) and expense
Interest rate swap agreements	¥0	¥0	¥(225)	¥0	¥(0)
Foreign exchange contracts	44,810	4,571	9,183	(44,917)	(9,400)

(3) Hedges of net investment in foreign operations

	Millions of yen
	Gains (losses) recognized in other comprehensive income on derivative and others	Gains (losses) reclassified from other comprehensive income (loss) into income
		Gains on sales of subsidiaries and equity method investments and liquidation losses, net	Interest expense
Foreign exchange contracts	¥(14,009)	¥9,645	¥8,430
Borrowings and bonds in foreign currencies	(1,759)	0	0
(4) Derivatives not designated as hedging instruments

	Millions of yen
	Gains (losses) recognized in income on derivative
	Life insurance premiums and related investment income*1	Interest expense*2	Other (income) and expense
Interest rate swap agreements	¥0	¥0	¥17
Futures	(1,433)	0	2,784
Foreign exchange contracts	(30,694)	(6,679)	(6,308)
Credit derivatives held/written	0	0	16
Options held/written and other	0	0	(1,630)

*1
Futures and foreign exchange contracts in the above table include gains (losses) arising from futures and foreign exchange contracts held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2026 (see Note 23 “Income and Expenses Relating to Life Insurance Operations”).

*2	The portion of gains (losses) recognized in income on derivative arising from foreign exchange contracts that represents interest rate adjustments is recognized as interest expense.
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2024 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥(25,208)	¥31	¥0
Options held/written and other	0	0	57

The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2025 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense	Other (income) and expense
Foreign exchange contracts	¥24,143	¥14	¥0
Options held/written and other	0	0	41
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2025 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥491,447	¥0	Long-term Debt	¥28,220	¥0
Installment Loans	22,451	(92)	—	—	—
The effect of the components excluded from the assessment of hedge effectiveness on the consolidated statements of income, pre-tax,
for fiscal 2026 is as follows.
Fair value hedges

	Millions of yen
	Gains (losses) recognized in income
	Life insurance premiums and related investment income	Interest expense
Foreign exchange contracts	¥17,327	¥(12)
The carrying amount of hedged assets and liabilities recognized in balance sheets in fair value hedges and the cumulative amount of fair value hedging adjustments included in the carrying amount (excluding the effect of changes in foreign exchange rates) at March 31, 2026 is as follows.

Assets as hedged items in fair value hedges			Liabilities as hedged items in fair value hedges
	Millions of yen			Millions of yen
Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount	Consolidated balance sheets location	Carrying amount	The cumulative amount of fair value hedging adjustments included in the carrying amount
Investment in Securities	¥701,086	¥10,090	Long-term Debt	¥23,000	¥0

Notional amounts of derivative instruments and other, fair values of derivative instruments and other before offsetting at March 31, 2025 and 2026 are as follows.
March 31, 2025

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥676,691	¥17,788	Other Assets	¥2,768	Other Liabilities
Options held/written and other	94,608	98	Other Assets	7,323	Other Liabilities
Futures, foreign exchange contracts	932,649	9,515	Other Assets	25,445	Other Liabilities
Foreign currency swap agreements	303,060	9,570	Other Assets	159	Other Liabilities
Foreign currency long-term debt	250,702	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,477	¥81	Other Assets	¥6	Other Liabilities
Options held/written and other	582,939	15,669	Other Assets	6,392	Other Liabilities
Futures, foreign exchange contracts*	1,592,590	11,449	Other Assets	13,942	Other Liabilities
Credit derivatives written	1,000	0	—	3	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥5,575 million and foreign exchange contracts of ¥2,205 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2025, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥38 million and ¥38 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥57 million and ¥11 million at March 31, 2025, respectively.

March 31, 2026

		Derivative assets		Derivative liabilities
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥615,793	¥26,273	Other Assets	¥2,287	Other Liabilities
Options held/written and other	76,234	0	—	15,426	Other Liabilities
Futures, foreign exchange contracts	1,048,627	3,704	Other Assets	70,789	Other Liabilities
Foreign currency swap agreements	482,092	41,090	Other Assets	12	Other Liabilities
Foreign currency long-term debt	83,286	0	—	0	—
Derivatives not designated as hedging instruments:
Interest rate swap agreements	¥2,274	¥85	Other Assets	¥2	Other Liabilities
Options held/written and other	774,332	17,402	Other Assets	6,117	Other Liabilities
Futures, foreign exchange contracts*	1,285,303	65,959	Other Assets	23,405	Other Liabilities
Credit derivatives held/ written	1,372	0	—	23	Other Liabilities

*
The notional amounts of futures and foreign exchange contracts in the above table include futures contracts of ¥1,741 million and foreign exchange contracts of ¥964 million to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts at March 31, 2026, respectively. Derivative assets in the above table include fair value of the futures and foreign exchange contracts before offsetting of ¥47 million and ¥8 million and derivative liabilities include fair value of the futures and foreign exchange contracts before offsetting of ¥6 million and ¥23 million at March 31, 2026, respectively.

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written as of March 31, 2025 and 2026 are as follows.
March 31, 2025

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥1,000	Less than three years	¥(3)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2025.
March 31, 2026

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*	¥1,000	Less than t wo years	¥(2)

*	Underlying reference company’s credit ratings are A1 or better rated by rating agencies as of March 31, 2026.